COST OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Cost Of Revenues [Abstract]
Disclosure of detailed information about cost of revenue
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Cost of integrated POS devices sales	30,549	33,913	17,610	16,138
Cost of recurring revenue	48,925	35,925	25,889	19,165
Total	79,474	69,838	43,499	35,303